CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Exercise of stock options, net shares withheld	8,258	3,592
Proceeds private placement stock, net of issuance costs			$ 23,000